Other non-current assets and liabilities - Schedule of Other Assets and Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other non-current assets and liabilities [Abstract]
VAT receivable	$ 8,688	$ 612
Non-current derivative assets	5,332	5,527
Non-current supplies inventory	1,732	1,732
Other	3,581	2,686
Total other non-current assets	19,333	10,557
Non-current	18,102	8,730
Post-retirement benefits	1,244	862
Long-term derivative liabilities	366	4,588
Total other non-current liabilities	$ 19,712	$ 14,180